FVM - Fair value hierarchy - Assets (Detail) - USD ($) $ in Millions		Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	$ 359,783	$ 329,329	$ 341,156
Auction-rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value		1,600		1,700
Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	120,173	109,586	104,370
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	13,601	13,537	11,161
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	7,597	7,030	6,768
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	2,663	3,152	3,566
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	9,625	9,000	9,716
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	603	451	392
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	86,084	76,404	72,768
Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	121,686	111,160	126,210
Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	44,443	40,139	37,076
Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	2,248	2,146	1,920
Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	48,143	44,283	53,489
Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	23,620	22,937	31,404
Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	2,872	1,185	1,769
Measured at fair value on a recurring basis | Brokerage receivables
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	16,915	16,275	16,840
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	89,569	81,267	82,690
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	21,597	20,998	22,493
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	17,818	16,313	17,236
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	11,400	9,631	8,132
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	10,252	6,952	9,937
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction-rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,551	1,636	1,664
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	738	728	710
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	590	677	702
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1],[2]	24,707	23,963	21,446
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	916	370	369
Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	7,422	7,168	6,667
Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	2,321	2,186	2,239
Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	495	503	497
Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	4,605	4,480	3,931
Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	3,920	3,816	4,298
Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets measured at fair value	[1],[3]	98	58	82
Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	155,518	143,234	136,026
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	105,661	94,777	88,452
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	11,966	11,866	9,554
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	538	483	558
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	7,895	7,308	6,074
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1	1	0
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	85,260	75,119	72,266
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	449	715	753
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	166	346	311
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	6	7	3
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	2	0	0
Level 1 | Measured at fair value on a recurring basis | Brokerage receivables
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	43,131	41,707	40,204
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	17,470	16,729	17,687
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	752	779	781
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction-rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	122	168	173
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	89	75	123
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1],[2]	24,699	23,957	21,440
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts | Increase (decrease) due to corrections of prior period errors
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value			4,908	4,746
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	2,357	2,219	2,319
Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	2,308	2,173	2,171
Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	48	47	149
Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	3,920	3,816	4,298
Level 1 | Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets measured at fair value	[1],[3]	0	0	0
Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	197,168	178,647	197,310
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	12,887	12,490	13,956
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,564	1,671	1,607
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	6,578	6,130	5,559
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,968	1,701	2,886
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,578	1,445	3,200
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	464	313	248
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	736	1,231	455
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	119,690	109,052	124,033
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	43,867	39,708	36,658
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,734	1,617	1,444
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	47,961	43,915	53,148
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	23,178	22,523	30,905
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	2,870	1,185	1,768
Level 2 | Measured at fair value on a recurring basis | Brokerage receivables
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	16,915	16,275	16,840
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	42,540	35,825	38,073
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	4,127	4,270	4,806
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	17,066	15,534	16,455
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	10,132	8,547	6,380
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	10,107	6,927	9,899
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction-rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	504	447	428
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	25	60	62
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1],[2]	8	6	5
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts | Increase (decrease) due to corrections of prior period errors
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value			(4,908)	(4,746)
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	572	35	38
Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	5,065	4,949	4,347
Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	13	13	69
Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	447	456	348
Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	4,605	4,480	3,931
Level 2 | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 2 | Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets measured at fair value	[1],[3]	70	57	82
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	7,098	7,448	7,800
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,625	2,319	1,962
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	71	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	481	417	651
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	695	1,451	680
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	153	247	442
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	138	138	144
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	88	54	46
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,546	1,394	1,424
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	576	431	418
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	515	529	476
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	16	22	30
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	437	406	496
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	2
Level 3 | Measured at fair value on a recurring basis | Brokerage receivables
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	3,898	3,735	4,413
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,268	1,084	1,752
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	146	25	39
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction-rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,551	1,636	1,664
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	112	113	109
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	476	542	517
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1],[2]	0	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	344	335	331
Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 3 | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 3 | Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets measured at fair value	[1],[3]	$ 29	$ 1	$ 0

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented

[2]
Fair value hierarchy information for Financial assets for unit-linked investment contracts in the comparative periods have been restated, resulting in an increase in Level 1 assets of USD 4,908 million as of 31 March 2019 and of USD 4,746 million as of 31 December 2018, with a corresponding decrease in Level 2 assets.

[3]	Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.